SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
SEGMENT REPORTING	NOTE 3: SEGMENT REPORTING 3.1 Reportable segments
As from January 1, 2024, ArcelorMittal implemented changes to its organizational structure and to components of the Group
whose operating results are regularly reviewed by the chief
operating decision maker ("CODM"). India and joint ventures are reported as a new operating segment including the joint
ventures AMNS India, VAMA and AMNS Calvert as well as other
associates, joint ventures ("JVs") and other investments. The segment Sustainable Solutions is composed of a number of
niche, capital light businesses playing an important role in supporting climate action. They were previously reported within the Europe segment and are now reported as a separate
operating segment. The NAFTA segment is renamed North
America. Finally, following the sale of the Company’s operations in Kazakhstan, the remaining parts of the former ACIS segment is assigned to Others. Segment disclosures have been recast to reflect this new segmentation in conformity with IFRS. The
Company is organized in six operating and reportable
segments, which are components engaged in business activities from which they may earn revenues and incur expenses
(including revenues and expenses relating to transactions with other components of the Company), for which discrete financial information is available and whose operating results are
evaluated regularly by the CODM to make decisions about
resources to be allocated to the segment and assess its
performance. Segment performance is measured based on
income from investments in associates, joint ventures and other investments for India and JVs and operating income for the
other operating segments. The Company CODM is the
Executive Office comprising the Executive Chairman, Mr.
Lakshmi N. Mittal and the CEO, Mr. Aditya Mittal.
ArcelorMittal's operating segments include the attributable
goodwill, intangible assets, property, plant and equipment, and certain equity method investments. They do not include cash
and short-term deposits, short-term investments, tax assets and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment,
excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the segment.
The treasury function is managed centrally for the Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:
•North America represents the flat, long and tubular facilities of the Company located in Canada, Mexico and the United
States. North America produces hot briquetted iron and flat
products such as slabs, hot-rolled coil, cold-rolled coil,
coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy,
construction, packaging and appliances and via distributors
or processors. North America also produces long products
such as wire rod, sections, rebar, billets, blooms and wire
drawing, and tubular products. The raw material supply of
the North America operations includes sourcing from iron
ore captive mines in Mexico to supply the steel facilities.
•Brazil includes the flat operations of Brazil, the long and tubular operations of Brazil and neighboring countries
including Argentina, Costa Rica and Venezuela. Flat
products include slabs, hot-rolled coil, cold-rolled coil and coated steel. These products are sold primarily to
customers in the construction, power generation and
agribusiness sectors, as well as in the automotive and
household appliances industries. Long products consist of
wire rod, sections, bar and rebar, billets, blooms and wire
drawing. The raw material supply of the Brazil operations
includes sourcing from iron ore captive mines in Brazil.
•Europe is the largest flat steel producer in Europe, with
operations that range from Spain in the west to Romania in
the east, and covering the flat carbon steel product portfolio in all major countries and markets. Europe produces hot-
rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily to customers in
the automotive, general and packaging sectors. Europe
also produces long products consisting of sections, wire
rod, rebar, billets, blooms and wire drawing, and tubular
products. The raw material supply of Europe operations
includes sourcing from iron ore captive mines in Bosnia &
Herzegovina.
•India and JVs includes all of the Company's interests in
joint ventures, associates and other investments. India is a high growth vector of the Company, with its assets well-
positioned to grow with the domestic market.
•Sustainable Solutions is focused on growing niche
businesses providing vital added-value support to growing
sustainable related applications from a low-carbon, capital
light asset base. These businesses include: a) Construction
solutions: product offerings include sandwich panels (e.g.
insulation), profiles and turnkey pre-fabrication solutions to assist building in smarter ways and reduce the carbon
footprint of buildings; b) Projects: product range includes
plates, pipes & tubes, wire ropes, reinforced steels,
providing high-quality & sustainable steel solutions for
energy projects and supporting offshore wind, energy
transition and onshore construction; c) Industeel: EAF
based capacity for high quality steel grades designed to
meet demanding customer specifications (e.g. XCarb® for
wind turbines) and supplying a wide range of industries
(energy, chemicals, mechanical engineering, machinery,
infrastructure, defense & security); d) Renewables:
investments in renewable energy projects; e) Metallics:
investment and development of the Company’s scrap
recycling and collection capabilities; f) Distribution & service centers: European services processor including slitting, cut-
to-length, multi blanking, and press blanking and operating
through an extensive network.
•Mining segment comprises the mines owned by
ArcelorMittal in Canada and Liberia. It provides the
Company's steel operations with high quality and low-cost
iron ore reserves and also sells mineral products to third
parties.
The following table summarizes certain financial data for ArcelorMittal’s operations by reportable segments.

	North America	Brazil	Europe	India and JVs	Sustainable solutions	Mining	Others [1]	Elimination	Total
Year ended December 31, 2024
Sales to external customers	11,793	10,522	26,547	—	9,088	982	3,509	—	62,441
Intersegment sales [2]	103	1,879	3,405	—	1,634	1,681	464	(9,166)	—
Operating income (loss)	1,310	1,399	386	—	57	770	(642)	30	3,310
Depreciation and amortization	(509)	(361)	(1,128)	—	(178)	(263)	(193)	—	(2,632)
Income from investments in associates, joint ventures and other investments	—	—	—	779	—	—	—	—	779
Impairment	—	(43)	(36)	—	—	—	(37)	—	(116)
Capital expenditures	410	879	1,359	—	457	1,022	299	(21)	4,405
Year ended December 31, 2023
Sales to external customers	12,856	11,185	28,026	—	9,893	1,171	5,144	—	68,275
Intersegment sales [2]	122	1,978	3,669	—	1,574	1,906	311	(9,560)	—
Operating income (loss)	1,917	1,461	879	—	225	1,144	(3,377)	91	2,340
Depreciation and amortization	(535)	(341)	(1,098)	—	(143)	(238)	(320)	—	(2,675)
Income from investments in associates, joint ventures and other investments	—	—	—	1,184	—	—	—	—	1,184
Impairment	—	—	—	—	—	—	(1,038)	—	(1,038)
Capital expenditures	426	917	1,398	—	611	784	488	(11)	4,613
Year ended December 31, 2022
Sales to external customers	13,716	11,929	34,816	—	12,199	1,305	5,879	—	79,844
Intersegment sales [2]	58	1,803	4,823	—	1,459	2,091	518	(10,752)	—
Operating income (loss)	2,818	2,775	3,521	—	778	1,483	(1,208)	105	10,272
Depreciation and amortization	(427)	(246)	(1,160)	—	(108)	(234)	(405)	—	(2,580)
Income from investments in associates, joint ventures and other investments	—	—	—	1,317	—	—	—	—	1,317
Impairment	—	—	—	—	—	—	(1,026)	—	(1,026)
Capital expenditures	500	708	1,028	—	223	488	528	(7)	3,468
1.Others mainly include holdings and services companies and the Company's operations in Ukraine and South Africa (and in Kazakhstan for the year ended December 31,
2023 and 2022). Others also include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
2.Transactions between segments are reported on the same basis of accounting as transactions with third parties.
The reconciliation from operating income to net income
(including non-controlling interests) is as follows:

	Year ended December 31,
	2024	2023	2022
Operating income	3,310	2,340	10,272
Income from investments in associates and joint ventures	779	1,184	1,317
Impairments of equity method investments	—	(1,405)	—
Financing costs - net	(1,174)	(859)	(334)
Income before taxes	2,915	1,260	11,255
Income tax expense	1,535	238	1,717
Net income (including non- controlling interests)	1,380	1,022	9,538
The Company does not regularly provide a measure of total
assets and liabilities for each reportable segment to the CODM. 3.2    Geographical information
Geographical information, by country or region, is separately disclosed and represents ArcelorMittal’s most significant
regional markets. Attributed assets are operational assets
employed in each region and include items such as pension
balances that are specific to a country. Unless otherwise stated
in the table heading as a segment disclosure, these disclosures are specific to the country or region stated. They do not include goodwill, deferred tax assets, other investments or receivables and other non-current financial assets. Attributed liabilities are those arising within each region, excluding indebtedness.
Sales (by destination)

	Year ended December 31,
	2024	2023	2022
Americas
United States	8,440	8,886	8,835
Brazil	7,560	8,243	8,715
Canada	3,414	3,485	4,188
Mexico	2,787	3,288	2,876
Argentina	1,099	1,233	1,908
Others	1,005	1,110	1,538
Total Americas	24,305	26,245	28,060
Europe
Germany	5,761	6,550	7,761
Poland	4,443	4,466	5,930
France	4,194	4,611	5,703
Spain	3,751	3,981	4,737
Italy	2,809	2,608	4,017
Czech Republic	1,191	1,183	1,432
Turkey	929	1,119	1,231
United Kingdom	1,457	1,341	1,593
Belgium	1,675	2,061	2,110
Netherlands	1,273	1,445	1,774
Russia	—	901	996
Romania	403	386	461
Ukraine	557	508	464
Others	4,330	4,620	6,310
Total Europe	32,773	35,780	44,519
Asia & Africa
South Africa	1,751	1,862	2,259
Morocco	808	745	806
Rest of Africa	572	524	499
China	762	764	765
Kazakhstan[1]	—	503	625
South Korea	337	410	383
India	128	102	131
Rest of Asia	1,005	1,340	1,797
Total Asia & Africa	5,363	6,250	7,265
Total	62,441	68,275	79,844
1.On December 7, 2023, the Company completed the divestment of
ArcelorMittal Temirtau. Sales of ArcelorMittal Temirtau were consolidated until that date see note 2.3.
Revenues from external customers attributed to the country of domicile (Luxembourg) were 108, 128 and 206 for the years
ended December 31, 2024, 2023 and 2022, respectively.
Non-current assets[1] per significant country:

	December 31,
	2024	2023
Americas
Canada	5,049	5,141
Brazil[2]	6,121	7,103
Mexico	1,799	1,767
United States	935	963
Argentina	540	289
Others	47	53
Total Americas	14,491	15,316
Europe
France	4,141	4,190
Belgium	2,735	2,800
Germany	2,466	2,629
Poland	2,434	2,545
Spain	2,026	2,058
Luxembourg	1,626	1,898
Ukraine	673	695
Bosnia and Herzegovina	134	159
Italy	99	30
Others	382	400
Total Europe	16,716	17,404
Asia & Africa
Liberia	1,514	915
India	795	587
South Africa	385	424
Morocco	108	103
Others	150	101
Total Asia & Africa	2,952	2,130
Unallocated assets	25,844	25,827
Total	60,003	60,677
1.Non-current assets do not include goodwill, deferred tax assets, investments in associates and joint ventures, other investments and other non-current financial assets (as they are not allocated to the individual countries). Such assets are presented under the caption “Unallocated assets”.
3.3    Sales by type of products
The table below presents sales to external customers by
product type. In addition to steel produced by the Company,
amounts include material purchased for additional
transformation and sold through distribution services. Mining products relate to the Company's own production. Others mainly include non-steel and by-products sales, manufactured and
specialty steel products sales, shipping and other services.

	Year ended December 31,
	2024	2023	2022
Flat products	35,376	38,647	44,776
Long products	13,386	14,124	17,486
Tubular products	1,748	2,160	2,683
Mining products	1,191	1,269	1,391
Others	10,740	12,075	13,508
Total	62,441	68,275	79,844
3.4    Disaggregated revenue
Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers:

Year ended December 31, 2024	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	10,961	9,769	23,210	8,335	—	2,658	54,933
Non-steel sales [1]	401	127	1,021	514	945	469	3,477
By-product sales [2]	79	166	1,033	47	—	145	1,470
Other sales [3]	352	460	1,283	192	37	237	2,561
Total	11,793	10,522	26,547	9,088	982	3,509	62,441

Year ended December 31, 2023	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	11,830	10,393	24,345	9,224	—	4,234	60,026
Non-steel sales [1]	541	160	1,130	455	1,140	424	3,850
By-product sales [2]	94	174	1,259	46	—	168	1,741
Other sales [3]	391	458	1,292	168	31	318	2,658
Total	12,856	11,185	28,026	9,893	1,171	5,144	68,275

Year ended December 31, 2022	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	12,796	11,133	30,182	11,622	—	5,061	70,794
Non-steel sales [1]	491	189	2,003	209	1,274	373	4,539
By-product sales [2]	97	125	1,256	141	—	173	1,792
Other sales [3]	332	482	1,375	227	31	272	2,719
Total	13,716	11,929	34,816	12,199	1,305	5,879	79,844
1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity.
2.By-product sales mainly relate to slag, waste and coke by-products.
3.Other sales are mainly comprised of shipping and other services.